Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Due to related parties, current	¥ 122,152	¥ 179,859		$ 17,710
Revenue from Related Parties	300	0	¥ 10,333
Service fee to JYBD	7,500	12,500
JYBD [Member]
Revenue from Related Parties	300		9,434
Service fee to JYBD	¥ 7,500	¥ 12,500	¥ 0